STONE RIDGE ART RISK PREMIUM FUND

Schedule of Investments as of April 30, 2023 (Unaudited)

	SHARES	FAIR VALUE
Class A Equity Shares
Art (a)(b)(c) - 99.6%
Masterworks 038, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Yxexlxlxoxw Pxuxmxpxkxixn, 1993	7,769	$140,439
(Cost: $140,617, Acquisition Date: 3/28/23)
Masterworks 040, LLC-Gxhxexnxixe, Axdxrxixaxn; Lxixdxlxexsxs Exyxe, 2016	4,153	94,077
(Cost: $94,176, Acquisition Date: 3/28/23)
Masterworks 041, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Zxixexgxe, 1984	22,709	436,783
(Cost: $437,337, Acquisition Date: 3/28/23)
Masterworks 042, LLC-Bxaxsxqxuxixaxt, Jxexaxn-mxixcxhxexl; Dxaxrxk Mxixlxk, 1986	19,173	362,289
(Cost: $362,749, Acquisition Date: 3/28/23)
Masterworks 043, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1983	31,752	574,975
(Cost: $575,705, Acquisition Date: 3/28/23)
Masterworks 044, LLC-Bxaxsxqxuxixaxt, Jxexaxn-mxixcxhxexl; Mxixsxsxixsxsxixpxpxi, 1982	33,233	631,610
(Cost: $632,411, Acquisition Date: 3/28/23)
Masterworks 046, LLC-Hxexrxrxexrxa, Cxaxrxmxexn; Gxrxexexn Axnxd Oxrxaxnxgxe, 1958	30,512	745,820
(Cost: $746,610, Acquisition Date: 3/28/23)
Masterworks 047, LLC-Cxoxnxdxo, Gxexoxrxgxe; Lxixsxtxexnxixnxg Txo Vxoxixcxexs, 2010	8,308	168,962
(Cost: $169,134, Acquisition Date: 3/28/23)
Masterworks 048, LLC-Fxoxrxg, Gxuxnxtxhxexr; Uxnxtxixtxlxexd, 2007	1,939	50,473
(Cost: $50,527, Acquisition Date: 3/28/23)
Masterworks 049, LLC-Txexh-cxhxuxn, Cxhxu; Pxrxixnxtxexmxpxs Hxixvxexrxnxaxl, 1986-1987	66,573	1,216,588
(Cost: $1,218,133, Acquisition Date: 3/28/23)
Masterworks 050, LLC-Sxhxixrxaxgxa, Kxaxzxuxo; Kxoxsxhxa, 1992	32,961	608,655
(Cost: $609,429, Acquisition Date: 3/28/23)
Masterworks 051, LLC-Gxixlxlxixaxm, Sxaxm; Rxexaxcxhxixnxg, 1972	20,454	243,315
(Cost: $243,624, Acquisition Date: 3/28/23)
Masterworks 052, LLC-Oxexhxlxexn, Axlxbxexrxt; Sxtxixlxlxexbxexn Mxixt Ixnxgxwxexrxtxoxpxf (Sxtxixlxl Lxixfxe wxixtxh Gxixnxgxexr Pxoxt), 2000	24,965	329,515
(Cost: $329,995, Acquisition Date: 3/28/23)
Masterworks 053, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1997	25,277	438,594
(Cost: $439,150, Acquisition Date: 3/28/23)
Masterworks 054, LLC-Mxixtxcxhxexlxl, Jxoxaxn; 12 Hxaxwxkxs axt 3 Ox’xCxlxoxcxk, 1962	100,000	2,091,820
(Cost: $2,093,970, Acquisition Date: 3/28/23)
Masterworks 055, LLC-Mxaxrxtxixn, Axgxnxexs; Uxnxtxixtxlxexd #12, 1988	58,251	1,403,884
(Cost: $1,405,369, Acquisition Date: 3/28/23)
Masterworks 056, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Uxnxtxixtxlxexd, 1967	65,886	1,096,857
(Cost: $1,098,247, Acquisition Date: 3/28/23)
Masterworks 057, LLC-Gxixlxlxixaxm, Sxaxm; Txhxrxoxuxgxh, 1970	18,030	364,612
(Cost: $364,983, Acquisition Date: 3/28/23)
Masterworks 058, LLC-Bxaxsxqxuxixaxt, Jxexaxn-Mxixcxhxexl; Axlxl Cxoxlxoxrxexd Cxaxsxt Ixi, 1982	92,500	1,999,822
(Cost: $2,001,894, Acquisition Date: 3/28/23)
Masterworks 059, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1984	42,995	676,565
(Cost: $677,421, Acquisition Date: 3/28/23)
Masterworks 060, LLC-Txexh-cxhxuxn, Cxhxu; Axtxmxoxsxpxhxexrxe Hxixvxexrxnxaxlxe, 1989	15,256	243,741
(Cost: $244,050, Acquisition Date: 3/28/23)
Masterworks 061, LLC-Uxexcxkxexr, Gxuxnxtxhxexr; Sxpxixrxaxlxe, 1980	27,551	367,492
(Cost: $367,957, Acquisition Date: 3/28/23)
Masterworks 062, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 908-8, 2009	30,512	689,382
(Cost: $690,102, Acquisition Date: 3/28/23)
Masterworks 063, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxy-Nxextxs (Pxlxaxaxo), 2010	29,125	604,658
(Cost: $513,217, Acquisition Date: 3/28/23)
Masterworks 064, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1985	85,303	1,518,982
(Cost: $1,520,910, Acquisition Date: 3/28/23)
Masterworks 065, LLC-Gxixlxlxixaxm, Sxaxm; Fxaxn Fxixrxe IxI, 1971	18,730	195,268
(Cost: $195,517, Acquisition Date: 3/28/23)
Masterworks 066, LLC-Gxhxexnxixe, Axdxrxixaxn; Axnxtxexlxoxpxe Axtxtxaxcxkxexd Nxexaxr Gxaxs Pxixpxe, 2018	31,212	692,185
(Cost: $673,318, Acquisition Date: 3/28/23)
Masterworks 068, LLC-Wxoxu-kxi, Zxaxo; 2x2.0x1.6x8, 1968	50,317	881,483
(Cost: $882,600, Acquisition Date: 3/28/23)
Masterworks 069, LLC-Oxexhxlxexn, Axlxbxexrxt; Nxixe Mxexhxr Uxnxtxexr Dxexm Exxxkxrxexmxexnxt Lxixexgxexn, 2002	27,738	146,909
(Cost: $147,097, Acquisition Date: 3/28/23)
Masterworks 071, LLC-Wxaxrxhxoxl, Axnxdxy; Dxoxlxlxaxr Sxixgxn, 1981	10,408	207,594
(Cost: $207,857, Acquisition Date: 3/28/23)
Masterworks 072, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Uxnxtxixtxlxexd Pxixnxk (SxFxMxOxMxA Bxexnxexfxixt), 2016	36,060	730,395
(Cost: $731,142, Acquisition Date: 3/28/23)
Masterworks 073, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxaxcxixfxixc-Oxcxexaxn, 2015	32,599	551,239
(Cost: $551,940, Acquisition Date: 3/28/23)
Masterworks 074, LLC-Bxaxsxqxuxixaxt, Jxexaxn-mxixcxhxexl; Rxexd Rxaxbxbxixt, 1982	53,187	1,199,239
(Cost: $1,200,489, Acquisition Date: 3/28/23)
Masterworks 076, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 81 x 81 cm, 17 fxéxvxrxixexr 2016	11,795	242,668
(Cost: $242,917, Acquisition Date: 3/28/23)
Masterworks 079, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Sxexa ixn txhxe Exvxexnxixnxg Gxlxoxw, 1995	27,051	464,625
(Cost: $465,218, Acquisition Date: 3/28/23)
Masterworks 083, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1991	36,435	772,928
(Cost: $754,102, Acquisition Date: 3/28/23)
Masterworks 084, LLC-Fxoxrxg, Gxuxnxtxhxexr; Oxhxnxe Txixtxexl, 2008	12,032	232,601
(Cost: $232,897, Acquisition Date: 3/28/23)

STONE RIDGE ART RISK PREMIUM FUND

Schedule of Investments as of April 30, 2023 (Unaudited)

	SHARES	FAIR VALUE
Art (a)(b)(c) - 99.6% (continued)
Masterworks 093, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Rxixpxe, 1967	110,000	$2,164,756
(Cost: $2,167,495, Acquisition Date: 3/28/23)
Masterworks 121, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Mxy Wxhxoxlxe Fxaxmxixlxy ixs fxrxoxm Pxhxixlxlxy, 2014	96,735	1,925,201
(Cost: $1,927,648, Acquisition Date: 3/28/23)
Masterworks 124, LLC-Rxixlxexy, Bxrxixdxgxext; Bxlxuxe Qxuxixvxexr, 1983	41,460	741,533
(Cost: $742,474, Acquisition Date: 3/28/23)
Masterworks 130, LLC-Gxhxexnxixe, Axdxrxixaxn; Txhxe Txrxixp, 2016	62,190	1,236,120
(Cost: $1,237,693, Acquisition Date: 3/28/23)
Masterworks 136, LLC-Pxrxixnxcxe, Rxixcxhxaxrxd; Axrxe Yxoxu Kxixdxdxixnxgx?, 1988	27,651	494,613
(Cost: $495,240, Acquisition Date: 3/28/23)
Masterworks 139, LLC-Oxexhxlxexn, Axlxbxexrxt; Uxnxtxixtxlxexd (2x2x/x8x7), 1987	25,085	419,830
(Cost: $420,364, Acquisition Date: 3/28/23)
Masterworks 140, LLC-Rxixlxexy, Bxrxixdxgxext; Txixnxcxt, 1972	39,392	783,972
(Cost: $784,968, Acquisition Date: 3/28/23)
Masterworks 142, LLC-Uxexcxkxexr, Gxuxnxtxhxexr; Fxexlxd 8x3x/x8x4, 1983-84	23,055	412,117
(Cost: $412,641, Acquisition Date: 3/28/23)
Masterworks 145, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Rxexd Pxuxmxpxkxixn, 1996	7,744	169,438
(Cost: $153,986, Acquisition Date: 3/28/23)
Masterworks 146, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Sxexaxfxoxoxd Sxtxoxcxk, 1986	20,045	399,226
(Cost: $399,733, Acquisition Date: 3/28/23)
Masterworks 147, LLC-Axnxdxrxe, Cxaxrxl; Mxaxgxnxexsxixuxm-Lxexaxd Pxlxaxixn, 1969	23,493	469,127
(Cost: $469,724, Acquisition Date: 3/28/23)
Masterworks 148, LLC-Gxixlxlxixaxm, Sxaxm; Sxoxnxg Txrxoxpxixe, 1973	11,753	222,583
(Cost: $222,866, Acquisition Date: 3/28/23)
Masterworks 152, LLC- Wxaxrxhxoxl, Axnxdxy; Dxoxlxlxaxr Sxixgxn, 1982	8,990	178,536
(Cost: $178,763, Acquisition Date: 3/28/23)
Masterworks 153, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Txextxhxyxs, 1981	16,583	329,706
(Cost: $330,126, Acquisition Date: 3/28/23)
Masterworks 154, LLC-, Kxaxwxs; CxHxUxM (KxCxBx1), 2012	21,078	419,199
(Cost: $419,730, Acquisition Date: 3/28/23)
Masterworks 156, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd Nxo. 1x0, 1988	45,604	681,383
(Cost: $682,250, Acquisition Date: 3/28/23)
Masterworks 157, LLC-Cxoxnxdxo, Gxexoxrxgxe; Rxoxdxrxixgxo axnxd hxixs Mxixsxtxrxexsxs, 2008	13,820	272,923
(Cost: $275,755, Acquisition Date: 3/28/23)
Masterworks 158, LLC-Mxexhxrxextxu, Jxuxlxixe; Uxnxtxixtxlxexd, 2012	8,703	172,992
(Cost: $173,212, Acquisition Date: 3/28/23)
Masterworks 159, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn (Ox.xKxE), 2004	22,261	433,086
(Cost: $408,857, Acquisition Date: 3/28/23)
Masterworks 160, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 9x2 X 7x3 Cxm, 2x5 Oxcxtxoxbxrxe 1987	15,899	297,340
(Cost: $297,718, Acquisition Date: 3/28/23)
Masterworks 162, LLC-Jxoxhxnxsxoxn, Rxaxsxhxixd; Uxnxtxixtxlxexd (Exsxcxaxpxe Cxoxlxlxaxgxe), 2019	13,820	247,899
(Cost: $275,517, Acquisition Date: 3/28/23)
Masterworks 163, LLC-Kxaxtxz, Axlxexx; Kxyxm, 2004	7,607	169,014
(Cost: $169,190, Acquisition Date: 3/28/23)
Masterworks 164, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxy-Nxextxs (DxKxKxN), 2010	34,549	713,516
(Cost: $689,025, Acquisition Date: 3/28/23)
Masterworks 165, LLC-Jxuxdxd, Dxoxnxaxlxd; Uxnxtxixtxlxexd, 1988	12,440	292,112
(Cost: $292,420, Acquisition Date: 3/28/23)
Masterworks 166, LLC- Kxaxwxs; Kxuxrxfxs (Lxaxuxgxhxixnxg), 2008	26,255	516,181
(Cost: $516,838, Acquisition Date: 3/28/23)
Masterworks 168, LLC-Oxwxexnxs, Lxaxuxrxa; Uxnxtxixtxlxexd, 2016	9,574	190,524
(Cost: $190,767, Acquisition Date: 3/28/23)
Masterworks 169, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; Mxoxrxnxixnxg Bxixrxd, 2022	11,753	233,906
(Cost: $234,203, Acquisition Date: 3/28/23)
Masterworks 170, LLC-Sxcxhxuxtxz, Dxaxnxa; Gxoxd x2, 2013	19,347	385,214
(Cost: $385,704, Acquisition Date: 3/28/23)
Masterworks 171, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; Mxexmxoxrxy Gxaxrxdxexn, 2020	11,180	222,594
(Cost: $222,877, Acquisition Date: 3/28/23)
Masterworks 172, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Kxaxpxuxtxt Pxuxp Kxixnxg, 1999	19,347	384,566
(Cost: $385,056, Acquisition Date: 3/28/23)
Masterworks 173, LLC-Yxixaxdxoxm-Bxoxaxkxyxe, Lxyxnxextxtxe; Oxyxsxtxexr, 2012	19,347	385,040
(Cost: $385,530, Acquisition Date: 3/28/23)
Masterworks 174, LLC-Cxhxaxnxexl Axbxnxexy, Nxixnxa; Axnxyxtxixmxe, Axnxyxpxlxaxcxe, 2018	6,026	133,175
(Cost: $133,313, Acquisition Date: 3/28/23)
Masterworks 177, LLC-Kxaxtxz, Axlxexx; Pxixnxk Kxixmxoxnxo, Ixsxaxaxc Mxixzxrxaxhxi Sxexrxixexs, 1994	19,347	355,116
(Cost: $355,567, Acquisition Date: 3/28/23)
Masterworks 179, LLC-Wxoxu-kxi, Zxaxo; 1x7.0x2.7x1-1x2.0x5.7x6, 1971	23,493	433,608
(Cost: $434,160, Acquisition Date: 3/28/23)
Masterworks 180, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; Ix Sxixnxg Rxexd axnxd Bxlxuxe, 2020	11,056	198,449
(Cost: $223,055, Acquisition Date: 3/28/23)
Masterworks 182, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1996	7,607	189,221
(Cost: $151,791, Acquisition Date: 3/28/23)
Masterworks 184, LLC-Wxoxoxd, Jxoxnxaxs; Pxixnxk Pxlxaxnxt, 2013	15,201	272,916
(Cost: $273,262, Acquisition Date: 3/28/23)
Masterworks 186, LLC-Pxaxrxtxy, Nxixcxoxlxaxs; Lxaxnxdxsxcxaxpxe, 2017	33,167	663,095
(Cost: $663,340, Acquisition Date: 4/12/23)

STONE RIDGE ART RISK PREMIUM FUND

Schedule of Investments as of April 30, 2023 (Unaudited)

	SHARES	FAIR VALUE
Art (a)(b)(c) - 99.6% (continued)
Masterworks 193, LLC-Hxexrxrxexrxa, Cxaxrxmxexn; Nxoxcxhxe Vxexrxdxe, 2016	7,831	$156,062
(Cost: $156,261, Acquisition Date: 3/28/23)

Total Class A Equity Shares (Cost $41,651,869)		41,782,933

	SHARES	FAIR VALUE
Short-Term Investments - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class Z - 4.73% (d)	137,581	137,581
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.78% (d)	137,580	137,580

Total Short-Term Investments (Cost $275,161)		275,161

Total Investments (Cost $41,927,030) - 100.3%		42,058,094

Liabilities in Excess of Other Assets - (0.3)%		(117,347)

Total Net Assets - 100.0%		$41,940,747

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)	Non-income producing security.
(c)	Security is illiquid.
(d)	Rate shown is the 7-day effective yield.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Art Risk Premium Fund (the “Fund”) in the preparation of its financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

The Fund generally expects that the paintings, sculptures, or other artistic objects (collectively, the “Artwork”) it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork and the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:

•

Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.

•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.

•	Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks, LLC or an affiliate (“Masterworks”) or Masterworks Administrative Services, LLC.

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.

Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund.

It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The table below summarizes assets and liabilities measured at fair value on a recurring basis:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$41,782,933	$41,782,933
Money Market Funds	275,161	—	—	275,161

Total Assets	$275,161	$—	$41,782,933	$42,058,094

Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended April 30, 2023:

Class A Equity Shares
Beginning Balance - March 29, 2023	$—
Acquisitions	42,510,067
Dispositions	(858,177)
Realized gains (losses)	(21)
Return of capital	—
Change in unrealized appreciation/(depreciation)	131,064
Transfers in/(out) Level 3	—

Ending Balance - April 30, 2023	$41,782,933

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2023:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/23	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$33,632,893	Sales Comparison Approach	N/A	N/A	N/A

Class A Equity Shares	Art	$8,150,040	Recent Transaction	N/A	N/A	N/A

The Artwork underlying each Artwork Company is valued using a Sales Comparison Approach. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Company. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.

As of April 30, 2023, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $131,064.